Warrant Liabilities (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 19, 2021
Warrant Liabilities (Details) [Line Items]
Common stock of per share	$ 10
Exercise price				$ 11.5
Percentage of exercise price warrants	115.00%	115.00%
Private warrants outstanding				12,850,000
Private Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Private warrants outstanding	7,133,333	7,133,333	7,133,333
Common Stock [Member]
Warrant Liabilities (Details) [Line Items]
Equity proceeds	60.00%
Trading day period	20 days
Exercise price	$ 9.5
Common Stock [Member]
Warrant Liabilities (Details) [Line Items]
Equity proceeds		60.00%
Trading day period		20 days
Exercise price		$ 9.5
Private warrants outstanding				12,850,000
Share Price Less Than Nine Point Fifty USD [Member] | Common Stock [Member]
Warrant Liabilities (Details) [Line Items]
Common stock of per share	$ 9.5
Share Price Less Than Nine Point Fifty USD [Member] | Common Stock [Member]
Warrant Liabilities (Details) [Line Items]
Common stock of per share		$ 9.5